FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts of outstanding derivative positions	Our interest rate swap contracts as of June 30, 2022, of which none are designated as hedging instruments, are summarized as follows:

(in thousands of $)	Notional principal	Effective date	Maturity date	Floating rate benchmark	Fixed Interest Rate
Receiving floating, pay fixed	50,000	June 2019	June 2024	LIBOR	2.15%
Receiving floating, pay fixed	25,000	September 2019	June 2024	LIBOR	1.38%
Receiving floating, pay fixed	75,000	June 2020	June 2025	LIBOR	1.39%
Receiving floating, pay fixed	75,000	July 2020	July 2025	LIBOR	1.43%
Receiving floating, pay fixed	50,000	July 2020	July 2025	LIBOR	1.38%
Receiving floating, pay fixed	25,000	July 2020	July 2025	LIBOR	1.38%
Receiving floating, pay fixed	45,625	August 2020	August 2025	LIBOR	0.35%
Receiving floating, pay fixed	22,813	August 2020	August 2025	LIBOR	0.35%
Receiving floating, pay fixed	25,000	September 2020	September 2025	LIBOR	1.22%
Receiving floating, pay fixed	25,000	September 2020	September 2025	LIBOR	0.37%
Receiving floating, pay fixed	35,000	September 2020	September 2025	LIBOR	1.03%
Receiving floating, pay fixed	25,000	September 2020	September 2025	LIBOR	1.22%
Receiving floating, pay fixed	46,250	October 2020	October 2025	LIBOR	0.41%
Receiving floating, pay fixed	25,000	March 2021	June 2024	LIBOR	0.35%
Receiving floating, pay fixed	50,000	February 2022	February 2032	SOFR	1.82%
Receiving floating, pay fixed	50,000	March 2022	March 2032	SOFR	1.80%
Receiving floating, pay fixed	25,000	June 2022	June 2032	SOFR	1.09%
Receiving floating, pay fixed	75,000	June 2022	June 2032	SOFR	2.75%
Receiving floating, pay fixed	100,000	March 2026	March 2032	SOFR	1.26%
	849,688

Derivative instruments, gain (loss)
The Company's gain/(loss) on derivatives per the interim condensed consolidated statement of operations for the six months ended June 30, 2022 and 2021 was comprised of the following:

(figures in thousands of $)
	Six months ended
	June 30,
	2022	2021
Change in fair value of derivative instruments	48,764	13,467
Realized gain/(loss) on derivative instruments	(2,406)	(3,315)
Gain/(loss) on derivatives	46,358	10,152